Distribution Date:	09/17/26	Benchmark 2018-B1 Mortgage Trust
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-B1
Revision: October 2025 - April 2026
The servicer revised ARA values and dates for loan 27, for a period spanning from October 2025 to April 2026

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5-6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	10				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16-17	Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19		David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27	Rating Agency	Standard & Poor's Ratings Services
Historical Bond / Collateral Loss Reconciliation Detail	28			(416) 202-6001
Interest Shortfall Detail - Collateral Level	29		130 King Street West, Suite 2750 | Toronto, ON M5X 1E5 | Canada
Supplemental Notes	30	Rating Agency	Kroll Bond Rating Agency, Inc.
			general	(212) 702-0707
			805 Third Avenue | New York, NY 10022 | United States
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
		Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162PAS0	2.560000%	18,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162PAT8	3.571000%	157,629,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	08162PAU5	3.355000%	49,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162PAV3	3.602000%	40,449,000.00	9,448,139.70	747,720.50	28,360.17	0.00	0.00	776,080.67	8,700,419.20	43.65%	30.00%
A-4	08162PAW1	3.402000%	135,000,000.00	9,474,636.12	160,757.38	26,860.59	0.00	0.00	187,617.97	9,313,878.74	43.65%	30.00%
A-5	08162PAX9	3.666000%	387,112,000.00	387,112,000.00	0.00	1,182,627.16	0.00	0.00	1,182,627.16	387,112,000.00	43.65%	30.00%
A-M	08162PAZ4	3.878000%	97,114,000.00	97,114,000.00	0.00	313,840.08	0.00	0.00	313,840.08	97,114,000.00	30.14%	21.38%
B	08162PBA8	4.059000%	47,853,000.00	47,853,000.00	0.00	161,862.77	0.00	0.00	161,862.77	47,853,000.00	23.49%	17.13%
C	08162PBB6	4.338736%	52,075,000.00	52,075,000.00	0.00	157,156.06	0.00	0.00	157,156.06	52,075,000.00	16.24%	12.50%
D	08162PAG6	2.750000%	60,520,000.00	60,520,000.00	0.00	0.00	0.00	0.00	0.00	60,520,000.00	7.82%	7.13%
E	08162PAJ0	3.000000%	25,334,000.00	25,334,000.00	0.00	0.00	0.00	0.00	0.00	25,334,000.00	4.30%	4.88%
F-RR	08162PAM3	4.338736%	14,074,000.00	14,074,000.00	0.00	0.00	0.00	0.00	0.00	14,074,000.00	2.34%	3.63%
G-RR*	08162PAP6	4.338736%	40,816,346.00	16,752,407.31	0.00	0.00	0.00	(92,784.80)	0.00	16,845,192.11	0.00%	0.00%
S	08162PBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162PAR2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.338736%	40,426,661.73	25,842,484.47	32,618.40	81,063.40	0.00	(3,331.39)	113,681.80	25,813,197.46	0.00%	0.00%
Regular SubTotal			1,166,378,007.73	745,599,667.60	941,096.28	1,951,770.23	0.00	(96,116.19)	2,892,866.51	744,754,687.51

X-A	08162PAY7	0.637991%	885,279,000.00	503,148,775.83	0.00	267,503.57	0.00	0.00	267,503.57	502,240,297.94
X-B	08162PAA9	0.279736%	47,853,000.00	47,853,000.00	0.00	11,155.19	0.00	0.00	11,155.19	47,853,000.00
X-D	08162PAC5	1.588736%	60,520,000.00	60,520,000.00	0.00	80,125.27	0.00	0.00	80,125.27	60,520,000.00
X-E	08162PAE1	1.338736%	25,334,000.00	25,334,000.00	0.00	28,262.96	0.00	0.00	28,262.96	25,334,000.00
Notional SubTotal			1,018,986,000.00	636,855,775.83	0.00	387,046.99	0.00	0.00	387,046.99	635,947,297.94

Deal Distribution Total					941,096.28	2,338,817.22	0.00	(96,116.19)	3,279,913.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162PAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	08162PAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162PAV3	233.58153972	18.48551262	0.70113402	0.00000000	0.00000000	0.00000000	0.00000000	19.18664664	215.09602710
A-4	08162PAW1	70.18248978	1.19079541	0.19896733	0.00000000	0.00000000	0.00000000	0.00000000	1.38976274	68.99169437
A-5	08162PAX9	1,000.00000000	0.00000000	3.05500000	0.00000000	0.00000000	0.00000000	0.00000000	3.05500000	1,000.00000000
A-M	08162PAZ4	1,000.00000000	0.00000000	3.23166670	0.00000000	0.00000000	0.00000000	0.00000000	3.23166670	1,000.00000000
B	08162PBA8	1,000.00000000	0.00000000	3.38249995	0.00000000	0.00000000	0.00000000	0.00000000	3.38249995	1,000.00000000
C	08162PBB6	1,000.00000000	0.00000000	3.01787921	0.59773442	1.24396294	0.00000000	0.00000000	3.01787921	1,000.00000000
D	08162PAG6	1,000.00000000	0.00000000	0.00000000	2.29166672	12.60840565	0.00000000	0.00000000	0.00000000	1,000.00000000
E	08162PAJ0	1,000.00000000	0.00000000	0.00000000	2.50000000	15.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	08162PAM3	1,000.00000000	0.00000000	0.00000000	3.61561390	21.46485008	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	08162PAP6	410.43378332	0.00000000	0.00000000	1.48396993	74.82268672	0.00000000	(2.27322652)	0.00000000	412.70700983
S	08162PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162PAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	639.24359233	0.80685366	2.00519648	0.30606114	4.05340444	0.00000000	(0.08240577)	2.81205015	638.51914443

Notional Certificates
X-A	08162PAY7	568.35051530	0.00000000	0.30216866	0.00000000	0.00000000	0.00000000	0.00000000	0.30216866	567.32431012
X-B	08162PAA9	1,000.00000000	0.00000000	0.23311370	0.00000000	0.00000000	0.00000000	0.00000000	0.23311370	1,000.00000000
X-D	08162PAC5	1,000.00000000	0.00000000	1.32394696	0.00000000	0.00000000	0.00000000	0.00000000	1.32394696	1,000.00000000
X-E	08162PAE1	1,000.00000000	0.00000000	1.11561380	0.00000000	0.00000000	0.00000000	0.00000000	1.11561380	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/26 - 08/30/26	30	0.00	28,360.17	0.00	28,360.17	0.00	0.00	0.00	28,360.17	0.00
A-4	08/01/26 - 08/30/26	30	0.00	26,860.59	0.00	26,860.59	0.00	0.00	0.00	26,860.59	0.00
A-5	08/01/26 - 08/30/26	30	0.00	1,182,627.16	0.00	1,182,627.16	0.00	0.00	0.00	1,182,627.16	0.00
X-A	08/01/26 - 08/30/26	30	0.00	267,503.57	0.00	267,503.57	0.00	0.00	0.00	267,503.57	0.00
X-B	08/01/26 - 08/30/26	30	0.00	11,155.19	0.00	11,155.19	0.00	0.00	0.00	11,155.19	0.00
X-D	08/01/26 - 08/30/26	30	0.00	80,125.27	0.00	80,125.27	0.00	0.00	0.00	80,125.27	0.00
X-E	08/01/26 - 08/30/26	30	0.00	28,262.96	0.00	28,262.96	0.00	0.00	0.00	28,262.96	0.00
A-M	08/01/26 - 08/30/26	30	0.00	313,840.08	0.00	313,840.08	0.00	0.00	0.00	313,840.08	0.00
B	08/01/26 - 08/30/26	30	0.00	161,862.77	0.00	161,862.77	0.00	0.00	0.00	161,862.77	0.00
C	08/01/26 - 08/30/26	30	33,652.35	188,283.08	0.00	188,283.08	31,127.02	0.00	0.00	157,156.06	64,779.37
D	08/01/26 - 08/30/26	30	624,369.04	138,691.67	0.00	138,691.67	138,691.67	0.00	0.00	0.00	763,060.71
E	08/01/26 - 08/30/26	30	316,675.00	63,335.00	0.00	63,335.00	63,335.00	0.00	0.00	0.00	380,010.00
F-RR	08/01/26 - 08/30/26	30	251,210.15	50,886.15	0.00	50,886.15	50,886.15	0.00	0.00	0.00	302,096.30
G-RR	08/01/26 - 08/30/26	30	2,993,418.44	60,570.23	0.00	60,570.23	60,570.23	0.00	0.00	0.00	3,053,988.67
VRR Interest	08/01/26 - 08/30/26	30	151,492.57	93,436.44	0.00	93,436.44	12,373.03	0.00	0.00	81,063.40	163,865.61
Totals			4,370,817.55	2,695,800.33	0.00	2,695,800.33	356,983.10	0.00	0.00	2,338,817.22	4,727,800.66

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	08162PBE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (Cert)	08162PBF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (Cert)	08162PBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (Cert)	08162PBH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.338736%	1,452,299.02	339,230.24	26,846.49	1,226.53	0.00	0.00	28,073.02	312,383.75
V1-A4 (Cert)	08162PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.338736%	4,847,100.50	340,181.58	5,771.91	1,229.97	0.00	0.00	7,001.88	334,409.67
V1-A5 (Cert)	08162PBK6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.338736%	13,899,042.74	13,899,042.74	0.00	50,253.57	0.00	0.00	50,253.57	13,899,042.74
V1-AM (Cert)	08162PBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.338736%	3,486,824.58	3,486,824.58	0.00	12,607.01	0.00	0.00	12,607.01	3,486,824.58
V1-B (Cert)	08162PBM2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.338736%	1,718,135.56	1,718,135.56	0.00	6,212.11	0.00	0.00	6,212.11	1,718,135.56
V1-C (Cert)	08162PBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.338736%	1,869,724.14	1,869,724.14	0.00	5,642.60	0.00	0.00	5,642.60	1,869,724.14
V1-D (Cert)	08162PBP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.338736%	2,172,937.20	2,172,937.20	0.00	2,876.85	0.00	0.00	2,876.85	2,172,937.20
V1-E (Cert)	08162PBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.338736%	909,603.29	909,603.29	0.00	1,014.77	0.00	0.00	1,014.77	909,603.29
V1-F (Cert)	08162PBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.338736%	505,319.20	505,319.20	0.00	0.00	0.00	0.00	0.00	505,319.20
V1-G (Cert)	08162PBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.338736%	1,465,488.38	601,485.94	0.00	0.00	0.00	(3,331.39)	0.00	604,817.33
Regular Interest Total			40,426,661.73	25,842,484.47	32,618.40	81,063.41	0.00	(3,331.39)	113,681.81	25,813,197.46
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	08162PBE0	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	08162PBF7	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	08162PBG5	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	08162PBH3	N/A	1,452,299.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	08162PBJ9	N/A	4,847,100.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	08162PBK6	N/A	13,899,042.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	08162PBL4	N/A	3,486,824.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	08162PBM2	N/A	1,718,135.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	08162PBN0	N/A	1,869,724.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	08162PBP5	N/A	2,172,937.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	08162PBQ3	N/A	909,603.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	08162PBR1	N/A	505,319.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	08162PBS9	N/A	1,465,488.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	08162PBD2	4.338736%	40,426,661.73	25,842,484.47	32,618.40	81,063.40	0.00	(3,331.39)	113,681.80	25,813,197.46
Exchangeable Certificates Total			80,853,323.46	25,842,484.47	32,618.40	81,063.40	0.00	(3,331.39)	113,681.80	25,813,197.46

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	08162PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	08162PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	08162PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	08162PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	08162PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A5	08162PBK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	08162PBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	08162PBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	08162PBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	08162PBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	08162PBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	08162PBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	08162PBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	08162PBD2	639.24359233	0.80685366	2.00519648	0.30606114	4.05340444	0.00000000	(0.08240577)	2.81205015	638.51914443

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	3,279,913.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,706,426.66	Master Servicing Fee	5,058.54
Interest Reductions due to Nonrecoverability Determination	(103,831.98)	Certificate Administrator Fee	3,562.27
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	321.02
ARD Interest	0.00	Operating Advisor Fee	1,270.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,602,594.68	Total Fees	10,502.34

Principal		Expenses/Reimbursements
Scheduled Principal	582,385.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	220,986.30
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	32,239.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	96,116.19	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	262,594.18	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	49.81
Total Principal Collected	941,096.28	Total Expenses/Reimbursements	253,275.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,338,817.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	941,096.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,279,913.50
Total Funds Collected	3,543,690.96	Total Funds Distributed	3,543,690.98

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	745,599,667.61	745,599,667.61	Beginning Certificate Balance	745,599,667.60
(-) Scheduled Principal Collections	582,385.91	582,385.91	(-) Principal Distributions	941,096.28
(-) Unscheduled Principal Collections	262,594.18	262,594.18	(-) Realized Losses	(96,116.19)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(96,116.19)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(96,116.19)	(96,116.19)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	744,754,687.52	744,754,687.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	746,547,332.62	746,547,332.62	Ending Certificate Balance	744,754,687.51
Ending Actual Collateral Balance	745,724,575.27	745,724,575.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	570,842.28	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	570,842.28	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	104,802,293.35	14.07%	13	4.0646	NAP	Defeased	7	104,802,293.35	14.07%	13	4.0646	NAP
	7,499,999 or less	11	51,035,541.28	6.85%	14	4.7416	1.964085	1.44 or less	9	164,582,473.02	22.10%	14	4.4718	0.756745
7,500,000 to 14,999,999		8	89,975,520.19	12.08%	14	4.6150	1.339128	1.45 to 1.49	5	57,513,708.67	7.72%	14	4.0767	1.476574
15,000,000 to 24,999,999		3	62,026,669.60	8.33%	15	4.1301	2.775586	1.50 to 1.74	5	87,904,155.51	11.80%	14	4.4953	1.598738
25,000,000 to 49,999,999		9	316,914,663.10	42.55%	14	4.1492	1.951340	1.75 to 1.99	2	54,444,282.77	7.31%	14	4.1558	1.847227
	50,000,000 or greater	2	120,000,000.00	16.11%	15	4.0400	2.104492	2.00 to 2.49	5	93,213,624.47	12.52%	13	4.2316	2.177563
	Totals	40	744,754,687.52	100.00%	14	4.2150	2.024567	2.50 to 3.49	4	108,400,000.00	14.56%	15	4.0796	2.631752
								3.50 and greater	3	73,894,149.73	9.92%	15	3.8517	4.398147
								Totals	40	744,754,687.52	100.00%	14	4.2150	2.024567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	104,802,293.35	14.07%	13	4.0646	NAP	Wisconsin	2	6,904,976.54	0.93%	16	4.6777	1.392697
Arizona	1	155,503.28	0.02%	9	4.4860	1.077700	Wyoming	1	93,103.87	0.01%	9	4.4860	1.077700
Arkansas	1	31,597.44	0.00%	9	4.4860	1.077700	Totals	111	744,754,687.52	100.00%	14	4.2150	2.024567
California	17	121,024,040.30	16.25%	15	4.2359	2.216708
									Property Type³
Connecticut	2	13,875,589.99	1.86%	15	4.2185	1.308591
Florida	3	19,618,229.99	2.63%	13	4.6146	2.046574		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	7	59,688,570.88	8.01%	14	4.6482	1.517337		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	5	616,070.31	0.08%	9	4.4860	1.077700	Defeased	9	104,802,293.35	14.07%	13	4.0646	NAP
Iowa	2	2,367,726.68	0.32%	10	4.6125	1.458700	Lodging	71	91,758,517.67	12.32%	14	4.6805	1.352100
Kentucky	1	163,427.01	0.02%	9	4.4860	1.077700	Mixed Use	6	174,212,954.11	23.39%	14	4.0377	2.798335
Louisiana	1	4,461,788.87	0.60%	15	5.4160	0.635100	Mobile Home Park	1	3,894,149.73	0.52%	15	4.5000	4.856600
Maryland	1	93,103.87	0.01%	9	4.4860	1.077700	Multi-Family	2	75,577,166.91	10.15%	15	4.1645	2.407213
Massachusetts	1	50,000,000.00	6.71%	16	3.9000	4.613700	Office	11	206,578,913.38	27.74%	14	4.1182	1.292799
Michigan	4	40,033,772.07	5.38%	15	4.3170	2.115724	Retail	7	76,749,675.31	10.31%	14	4.4905	1.468878
Minnesota	6	34,739,538.76	4.66%	14	4.7396	1.110025	Self Storage	4	11,181,017.63	1.50%	16	4.7068	2.025309
New Jersey	2	70,160,455.62	9.42%	14	4.1408	0.313951	Totals	111	744,754,687.52	100.00%	14	4.2150	2.024567
New York	2	85,000,000.00	11.41%	13	3.7468	1.748947
North Carolina	4	37,967,827.21	5.10%	15	4.6129	1.608996
Ohio	5	15,667,651.32	2.10%	15	4.4683	1.444456
Oklahoma	2	122,338.81	0.02%	9	4.4860	1.077700
Oregon	1	200,074.28	0.03%	9	4.4860	1.077700
Pennsylvania	6	38,455,049.97	5.16%	14	4.1122	1.857551
Texas	21	37,734,441.29	5.07%	16	4.0214	2.639265
Virginia	2	305,063.75	0.04%	9	4.4860	1.077700
Washington	2	472,452.63	0.06%	9	4.4860	1.077700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	104,802,293.35	14.07%	13	4.0646	NAP	Defeased	7	104,802,293.35	14.07%	13	4.0646	NAP
	3.9999% or less	6	214,000,000.00	28.73%	15	3.8558	2.953637	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	4	147,214,334.95	19.77%	14	4.1365	0.991125	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	6	109,659,088.88	14.72%	15	4.3778	2.074708	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	9	115,859,676.19	15.56%	14	4.6385	1.700747	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	7	48,757,505.28	6.55%	15	4.8694	1.198915	49 months or greater	33	639,952,394.17	85.93%	14	4.2396	1.974888
	5.0000% or greater	1	4,461,788.87	0.60%	15	5.4160	0.635100	Totals	40	744,754,687.52	100.00%	14	4.2150	2.024567
	Totals	40	744,754,687.52	100.00%	14	4.2150	2.024567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	104,802,293.35	14.07%	13	4.0646	NAP	Defeased	7	104,802,293.35	14.07%	13	4.0646	NAP
	60 months or less	33	639,952,394.17	85.93%	14	4.2396	1.974888	Interest Only	11	366,143,980.02	49.16%	14	4.0612	2.225791
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	22	273,808,414.15	36.76%	15	4.4781	1.639375
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	744,754,687.52	100.00%	14	4.2150	2.024567	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	744,754,687.52	100.00%	14	4.2150	2.024567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	104,802,293.35	14.07%	13	4.0646	NAP			No outstanding loans in this group
Underwriter's Information		2	28,638,186.65	3.85%	14	3.9473	3.085296
	12 months or less	30	602,570,227.50	80.91%	15	4.2499	1.935134
	13 months to 24 months	1	8,743,980.02	1.17%	9	4.4860	1.077700
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	744,754,687.52	100.00%	14	4.2150	2.024567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	309630001	OF	Jersey City	NJ	Actual/360	4.140%	249,550.00	0.00	0.00	N/A	11/01/27	--	70,000,000.00	70,000,000.00	12/01/25
2	309630002	MU	Santa Clarita	CA	Actual/360	4.186%	0.00	0.00	0.00	N/A	12/06/27	--	28,805,321.46	28,805,321.46	05/06/26
5	309071003	OF	New York	NY	Actual/360	3.605%	93,117.35	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	11/06/25
5A	309071005				Actual/360	3.605%	62,078.23	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	11/06/25
6	309630006	OF	Washington	DC	Actual/360	3.600%	124,000.00	0.00	0.00	N/A	11/01/27	08/01/27	40,000,000.00	40,000,000.00	09/01/26
6A	309630106				Actual/360	3.600%	31,000.00	0.00	0.00	N/A	11/01/27	08/01/27	10,000,000.00	10,000,000.00	09/01/26
7	309630007	MU	Chestnut Hill	MA	Actual/360	3.900%	167,916.67	0.00	0.00	N/A	01/01/28	--	50,000,000.00	50,000,000.00	09/01/26
9	304101945	MF	Ann Arbor	MI	Actual/360	4.315%	147,321.61	71,305.30	0.00	N/A	12/06/27	--	39,648,472.21	39,577,166.91	09/06/26
10	309630010	LO	Chicago	IL	Actual/360	4.597%	174,175.22	0.00	0.00	N/A	11/01/27	--	44,000,000.00	44,000,000.00	09/01/26
11	656120744	MU	West Hollywood	CA	Actual/360	3.900%	144,408.33	0.00	0.00	N/A	12/06/27	--	43,000,000.00	43,000,000.00	09/06/26
13	309630013	RT	Whitehall	PA	Actual/360	4.056%	121,189.58	80,683.17	0.00	N/A	11/01/27	--	34,698,296.34	34,617,613.17	09/01/26
14	656120741	LO	Rochester	MN	Actual/360	4.741%	106,061.54	64,818.41	0.00	N/A	11/06/27	--	25,979,379.97	25,914,561.56	09/06/26
14A	656120743				Actual/360	4.741%	35,353.84	21,606.15	0.00	N/A	11/06/27	--	8,659,792.80	8,638,186.65	09/06/26
15	309630015	MF	Midland	TX	Actual/360	3.999%	123,969.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	09/06/26
16	309630016	MU	New York	NY	Actual/360	3.950%	119,048.61	0.00	0.00	N/A	08/01/27	--	35,000,000.00	35,000,000.00	09/01/26
19	309630019	RT	Monroeville	PA	Actual/360	4.340%	48,911.56	20,699.67	0.00	N/A	10/06/27	--	13,087,678.30	13,066,978.63	09/06/26
19A	309630119				Actual/360	4.340%	48,911.56	20,699.66	0.00	N/A	10/06/27	--	13,087,678.83	13,066,979.17	09/06/26
20	304101958	OF	Ventura	CA	Actual/360	4.425%	84,591.25	0.00	0.00	N/A	01/06/28	--	22,200,000.00	22,200,000.00	09/06/26
21	656120750	OF	Raleigh	NC	Actual/360	4.330%	74,041.99	31,122.87	0.00	N/A	12/06/27	--	19,857,792.47	19,826,669.60	09/06/26
23	304101956	RT	Raleigh	NC	Actual/360	4.930%	58,681.99	25,727.45	0.00	N/A	01/06/28	--	13,822,885.97	13,797,158.52	09/06/26
24	304101974	OF	Stamford	CT	Actual/360	4.217%	50,159.91	22,115.69	0.00	N/A	12/06/27	--	13,813,516.01	13,791,400.32	09/06/26
26	309630026	LO	Various	Various	Actual/360	4.530%	53,114.14	21,122.39	0.00	N/A	07/06/27	--	13,616,101.20	13,594,978.81	09/06/26
27	309630027	LO	Various	Various	Actual/360	4.486%	34,791.90	262,594.18	0.00	N/A	06/01/27	--	9,006,574.20	8,743,980.02	09/01/26
28	309630028	OF	Palm Beach Gardens	FL	Actual/360	4.510%	46,087.14	22,395.61	0.00	N/A	10/06/27	--	11,867,082.95	11,844,687.34	09/06/26
30	309630030	OF	Dublin	OH	Actual/360	4.430%	46,271.92	18,555.04	0.00	N/A	01/06/28	--	12,129,827.39	12,111,272.35	09/06/26
31	304101959	RT	Oak Park	IL	Actual/360	4.820%	45,089.25	22,222.74	0.00	N/A	01/06/28	--	10,863,425.08	10,841,202.34	05/06/24
32	309630032	MU	San Diego	CA	Actual/360	4.855%	42,750.12	17,969.30	0.00	N/A	12/06/27	--	10,225,601.95	10,207,632.65	09/06/26
36	309630036	OF	Grandview Heights	OH	Actual/360	4.360%	30,157.97	14,498.75	0.00	N/A	10/06/27	07/06/27	8,032,605.23	8,018,106.48	09/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	309630037	LO	Glenwood Springs	CO	Actual/360	5.105%	31,075.81	13,905.87	0.00	N/A	12/01/27	--	7,069,156.13	7,055,250.26	09/01/26
38	304101951	RT	Appleton	WI	Actual/360	4.680%	27,561.36	14,299.24	0.00	N/A	01/06/28	--	6,839,047.98	6,824,748.74	09/06/26
39	656120772	OF	Various	Various	Actual/360	4.612%	27,069.49	10,408.10	0.00	N/A	07/06/27	--	6,815,291.87	6,804,883.77	09/06/26
40	656120773	MU	Oakland	CA	Actual/360	4.490%	27,838.00	0.00	0.00	N/A	09/06/27	--	7,200,000.00	7,200,000.00	09/06/26
42	309630042	LO	Chalmette	LA	Actual/360	5.416%	20,870.53	13,238.02	0.00	N/A	12/01/27	--	4,475,026.89	4,461,788.87	09/01/26
43	656120753	RT	Concord	NC	Actual/360	4.910%	17,848.90	13,233.68	0.00	N/A	12/06/27	--	4,221,538.82	4,208,305.14	09/06/26
44	304101946	SS	Miami	FL	Actual/360	4.700%	17,801.36	9,167.81	0.00	N/A	01/06/28	--	4,398,415.22	4,389,247.41	09/06/26
45	656120756	MH	Sun City	CA	Actual/360	4.500%	15,122.53	8,438.34	0.00	N/A	12/06/27	--	3,902,588.07	3,894,149.73	09/06/26
46	407004702	RT	Callahan	FL	Actual/360	4.870%	14,222.60	7,198.04	0.00	N/A	06/06/27	--	3,391,493.28	3,384,295.24	09/06/26
47	304101953	SS	Various	PA	Actual/360	4.630%	14,174.50	6,017.22	0.00	N/A	01/06/28	--	3,555,228.21	3,549,210.99	09/06/26
48	304101947	SS	Frankfort	IL	Actual/360	4.800%	13,424.62	5,332.17	0.00	N/A	01/06/28	--	3,247,891.40	3,242,559.23	09/06/26
49	407004713	RT	Ontario	CA	Actual/360	4.836%	12,834.30	5,605.22	0.00	N/A	07/06/27	--	3,081,957.38	3,076,352.16	09/06/26
Totals							2,602,594.68	844,980.09	0.00				745,599,667.61	744,754,687.52
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	434,317.00	1,736,459.00	01/01/26	03/31/26	01/12/26	41,511,011.54	877,312.18	100,867.94	1,325,723.91	0.00	0.00
2	0.00	5,281,643.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	25,239,000.00	01/01/26	06/30/26	03/06/26	10,382,982.00	227,300.40	60,616.90	684,900.34	0.00	0.00
5A	0.00	0.00	--	--	03/06/26	6,921,988.00	151,533.63	40,411.26	456,600.23	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	11,109,612.00	4,629,025.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,557,090.80	2,859,941.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,085,853.25	6,539,195.80	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,370,873.19	2,218,040.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	22,296,577.44	10,905,718.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	12,843,501.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,048,522.09	2,017,691.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,286,655.51	1,827,544.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,916,966.44	1,438,472.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,632,252.37	1,327,324.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,336,190.79	633,890.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	4,222,937.00	4,223,258.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	35,623,487.66	0.00	--	--	09/08/26	0.00	0.00	0.00	0.00	0.00	0.00
28	1,726,974.23	1,053,742.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	981,296.88	692,005.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	676,800.00	330,981.00	01/01/26	06/30/26	09/11/26	4,708,122.25	1,039,347.41	47,668.39	844,065.79	0.00	0.00
32	948,202.95	371,528.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	738,150.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	708,292.44	342,398.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	920,413.59	466,377.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	481,743.48	319,174.16	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	641,727.50	148,904.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	460,707.75	244,652.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,035,231.82	708,488.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	437,364.72	230,825.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	615,725.50	301,930.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	517,542.63	263,749.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	490,252.37	196,406.55	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,145,263.00	76,548,371.60				63,524,103.79	2,295,493.62	249,564.49	3,311,290.27	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	309630027	262,594.18	Partial Liquidation (Curtailment)	0.00	0.00
Totals		262,594.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	5	159,646,523.80	0	0.00	1	10,841,202.34	0	0.00	1	262,594.18	0	0.00	4.214991%	4.141913%	14
08/17/26	0	0.00	1	28,805,321.46	4	130,863,425.08	0	0.00	1	10,863,425.08	0	0.00	1	906,673.31	0	0.00	4.215328%	4.142220%	15
07/17/26	1	28,805,321.46	0	0.00	4	130,885,555.97	0	0.00	1	10,885,555.97	0	0.00	1	119,944.31	0	0.00	4.215896%	4.142595%	16
06/17/26	0	0.00	0	0.00	4	130,909,049.94	0	0.00	1	10,909,049.94	0	0.00	1	620,613.65	0	0.00	4.216186%	4.146201%	17
05/15/26	0	0.00	0	0.00	4	130,930,992.24	0	0.00	1	10,930,992.24	0	0.00	2	22,575,537.45	0	0.00	4.216639%	4.146689%	18
04/17/26	0	0.00	0	0.00	4	130,954,304.44	0	0.00	0	0.00	0	0.00	1	590,652.07	0	0.00	4.216225%	4.140842%	19
03/17/26	0	0.00	1	70,000,000.00	3	60,976,059.68	0	0.00	2	10,976,059.68	0	0.00	1	489,066.96	1	16,820,742.75	4.216654%	4.137498%	20
02/18/26	1	70,000,000.00	2	50,000,000.00	2	45,002,125.92	0	0.00	2	45,002,125.92	0	0.00	1	685,863.62	0	0.00	4.216372%	4.129395%	21
01/16/26	2	50,000,000.00	0	0.00	2	45,023,683.50	0	0.00	2	45,023,683.50	0	0.00	1	239,929.06	1	1,690,823.90	4.216812%	4.129707%	22
12/17/25	0	0.00	0	0.00	3	115,045,151.97	0	0.00	2	45,045,151.97	0	0.00	1	82,330.83	0	0.00	4.218089%	4.128656%	23
11/18/25	0	0.00	0	0.00	3	115,068,007.46	0	0.00	2	45,068,007.46	0	0.00	1	279,729.00	0	0.00	4.218337%	4.144660%	24
10/20/25	0	0.00	1	70,000,000.00	2	45,089,292.72	0	0.00	2	45,089,292.72	1	13,645,269.05	1	672,230.95	0	0.00	4.218634%	4.144928%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	309630001	12/01/25	8	6	100,867.94	1,325,723.91	142,724.00	70,000,000.00	07/21/25	5
2	309630002	05/06/26	3	3	0.00	0.00	0.00	29,165,386.47	11/19/25	13
5	309071003	11/06/25	9	6	60,616.90	684,900.34	0.00	30,000,000.00	09/13/24	2
5A	309071005	11/06/25	9	6	40,411.26	456,600.23	0.00	20,000,000.00	09/13/24	2
31	304101959	05/06/24	27	6	47,668.39	844,065.79	6,538.26	11,451,025.10	06/19/20	7			07/05/24
Totals					249,564.49	3,311,290.27	149,262.26	160,616,411.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		135,822,596	135,822,596	0		0
13 - 24 Months		608,932,091	449,285,567	148,805,321		10,841,202
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	744,754,688	585,108,164	0	0	148,805,321	10,841,202
Aug-26	745,599,668	585,930,921	0	28,805,321	120,000,000	10,863,425
Jul-26	747,086,467	587,395,589	28,805,321	0	120,000,000	10,885,556
Jun-26	748,003,944	617,094,894	0	0	120,000,000	10,909,050
May-26	749,378,070	618,447,078	0	0	120,000,000	10,930,992
Apr-26	772,669,107	641,714,803	0	0	120,000,000	10,954,304
Mar-26	773,928,810	642,952,750	0	70,000,000	50,000,000	10,976,060
Feb-26	809,216,013	644,213,887	70,000,000	50,000,000	0	45,002,126
Jan-26	810,565,295	715,541,612	50,000,000	0	0	45,023,684
Dec-25	820,194,218	696,420,944	0	0	78,728,122	45,045,152
Nov-25	820,996,165	697,182,891	0	0	78,745,267	45,068,007
Oct-25	821,947,572	698,096,975	0	70,000,000	8,761,305	45,089,293
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	309630001	70,000,000.00	70,000,000.00	54,000,000.00	09/12/25	7,042,305.94	0.31220	03/31/26	11/01/27	I/O
2	309630002	28,805,321.46	29,165,386.47	1,400,000.00	05/22/26	21,419,996.61	1.55430	03/31/26	12/06/27	255
5	309071003	30,000,000.00	30,000,000.00	458,000,000.00	01/20/26	50,896,325.97	1.48970	06/30/26	11/06/27	I/O
5A	309071005	20,000,000.00	20,000,000.00		--	87,292,647.00	3.77000	06/30/26	11/06/27	I/O
27	309630027	8,743,980.02	8,743,980.02	466,700,000.00	04/01/25	35,623,487.66	1.35670	06/30/26	06/01/27	I/O
31	304101959	10,841,202.34	11,451,025.10	8,975,000.00	10/18/25	667,447.87	0.81950	06/30/26	01/06/28	255
Totals		168,390,503.82	169,360,391.59	989,075,000.00		202,942,211.06

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	309630001	OF	NJ	07/21/25	5

Loan transferred on 7/21/25 for Imminent Default. Collateral consists of a ~432K SF office building ("Property") in Jersey City, NJ. The largest tenant, Lord Abbett (261K SF, 60% of NRA), vacated on 12/31/24. With Lord Abbett's departure, there was an est imated operating shortfall of ~$7MM for 2025. Therefore, Borrower would no longer fund shortfalls and wanted to hand back the Property as soon as possible. Property reported YE2025 NOI of $434K and occupancy of ~38%, as of

12/31/25. Notice of Default wass ent on 8/21/25. Loan was accelerated on 8/28/25. Local counsel was retained to file for foreclosure and receivership. Foreclosure was filed on 9/24/25, and Receiver (Colliers) was appointed on 11/5/25. The motion for final judgment was filed on 2/25/26,an d the final judgment was entered on 3/30/26. Lender is evaluating the loan for a potential note sale, and JLL was selected to market the note. The process was launched in June 2026 and

	purchase offers are being received & reviewed. Lender will monitor the ongoing note sale process while continuing to dual track the foreclosure process.
2	309630002	MU	CA	11/19/25	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5	309071003	OF	NY	09/13/24	2

Subject is a $940,000,000 note that is secured by a senior lien against a 49-story, 1,825,058 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Collateral also includes the senior lien mortgage against

254,55 4 square feet of amenity space (restaurant, retail, theater and parking garage). Capital stack includes mezzanine debt. The mezzanine debt was reportedly sold to an investor who accelerated the balance due and scheduled a UCC sale for January 15, 2026. Wa terfall was insufficient to pay the January 2026 tax bill and the December 2025 note payment. Demand for these payments was made but Borrower has not responded to date. Lender accelerated the subject note and filed for foreclosure. A receiver was app ointed and is in possession of the collateral. The property manager was changed to C&W effective 7/1/26. Shared a term sheet for a receivership sale of the collateral with the Borrower, however the

Borrower is not cooperative. Architect was selected to de sign an amenity floor and lobby renovations. The B notes were declared non-recoverable by the Master Servicer. Receiver filed motion with Court to approve the architect and a stated

brokerage fee schedule. Receiver also requested Court approval to expend $23 million for the renovation of the lobby and the addition of amenities (gym). Property upgrades are necessary to attract and renew new tenants.

5A	309071005	Various	Various	09/13/24	2

Subject is a $940,000,000 note that is secured by a senior lien against a 49-story, 1,825,058 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Collateral also includes the senior lien mortgage against

254,55 4 square feet of amenity space (restaurant, retail, theater and parking garage). Capital stack includes mezzanine debt. The mezzanine debt was reportedly sold to an investor who accelerated the balance due and scheduled a UCC sale for January 15, 2026. Wa terfall was insufficient to pay the January 2026 tax bill and the December 2025 note payment. Demand for these payments was made but Borrower has not responded to date. Lender accelerated the subject note and filed for foreclosure. A receiver was app ointed and is in possession of the collateral. The property manager was changed to C&W effective 7/1/26. Shared a term sheet for a receivership sale of the collateral with the Borrower, however the

Borrower is not cooperative. Architect was selected to de sign an amenity floor and lobby renovations. The B notes were declared non-recoverable by the Master Servicer. Receiver filed motion with Court to approve the architect and a stated

brokerage fee schedule. Receiver also requested Court approval to expend $23 million for the renovation of the lobby and the addition of amenities (gym). Property upgrades are necessary to attract and renew new tenants.

27	309630027	LO	Various	03/06/25	11

Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consisted of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 9/1/2026. A

Modification Agre ement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards

	operations at remaining portfolio. As of 8/31/2026, thirty-seven (37) collateral assets have been released for a cumulative paydown of approximately $225MM. Updated appraisals are under review.

31	304101959	RT	IL	06/19/20	7

Avenue. Constructed in 2006, the property contains 63,010 SF of gross leasable area. Fitness Formula Club occupies 47,074 SF across the first three floors. The property also includes five additional ground-floor retail spaces. Two new leases totaling 8,51 6 SF have been executed. The property's largest tenant, which occupies approx. 47,000 SF has exercised its 5-year renewal option through November 2032. An additional 3,516 SF lease is expected to be signed shortly. Once

	executed, property occupancy is pro jected to increase to approx. 97%. Updated valuations have been requested. The property is not currently being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
27	309630027	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	--
32	309630032	11,391,106.65	4.85500%	11,391,106.65	4.85500%	10	06/16/20	04/06/20	08/11/20
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/06/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/04/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	05/01/22	12/06/21	03/04/22
34	309630034	9,290,575.95	5.41600%	9,290,575.95	5.41600%	10	07/28/20	06/01/20	09/11/20
35	309630035	8,985,244.69	5.02000%	8,985,244.69	5.02000%	10	06/18/20	06/01/20	08/11/20
37	309630037	7,963,447.81	5.10500%	7,963,447.81	5.10500%	10	06/09/20	04/01/20	08/11/20
37	309630037	0.00	5.10500%	0.00	5.10500%	10	08/11/20	04/01/20	06/09/20
42	309630042	5,308,900.51	5.41600%	5,308,900.51	5.41600%	10	07/28/20	06/01/20	09/11/20
42	309630042	0.00	5.41600%	0.00	5.41600%	10	09/11/20	06/01/20	07/28/20
Totals		42,939,275.61		42,939,275.61
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	309630017 03/17/26	34,000,000.00	26,850,000.00	22,584,084.35	4,621,205.18	21,441,947.93	16,820,742.75	17,179,257.25	97,880.19	97,880.19	17,081,377.06	50.23%
33	309630033 01/16/26	8,728,121.77	3,800,000.00	2,573,849.99	866,864.58	2,573,849.99	1,706,985.41	7,021,136.36	(1,764.00)	(158,276.11)	7,179,412.47	73.25%
35	309630035 11/18/22	7,951,338.80	10,700,000.00	10,221,654.15	2,228,937.87	10,180,276.67	7,951,338.80	0.00	0.00	45,178.42	(45,178.42)	0.47%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		50,679,460.57	41,350,000.00	35,379,588.49	7,717,007.63	34,196,074.59	26,479,066.96	24,200,393.61	96,116.19	(15,217.50)	24,215,611.11

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/16/24	1,139.34	0.00	0.00	0.00	0.00	1,139.34	0.00	0.00	1,139.34
17	309630017	09/17/26	0.00	0.00	17,081,377.06	0.00	0.00	(97,880.19)	0.00	0.00	17,081,377.06
		03/17/26	0.00	0.00	17,179,257.25	0.00	0.00	17,179,257.25	0.00	0.00
33	309630033	09/17/26	0.00	0.00	7,179,412.47	0.00	0.00	1,764.00	0.00	0.00	7,179,412.47
		08/17/26	0.00	0.00	7,177,648.47	0.00	0.00	19,403.07	0.00	0.00
		05/15/26	0.00	0.00	7,158,245.40	0.00	0.00	31,767.08	0.00	0.00
		04/17/26	0.00	0.00	7,126,478.32	0.00	0.00	3,024.46	0.00	0.00
		03/17/26	0.00	0.00	7,123,453.86	0.00	0.00	31,160.50	0.00	0.00
		02/18/26	0.00	0.00	7,092,293.36	0.00	0.00	71,157.00	0.00	0.00
		01/16/26	0.00	0.00	7,021,136.36	0.00	0.00	7,021,136.36	0.00	0.00
35	309630035	02/16/24	0.00	0.00	(45,178.42)	0.00	0.00	(1,139.34)	0.00	0.00	(945.44)
		08/17/23	0.00	0.00	(45,178.42)	0.00	0.00	120.00	0.00	0.00
		11/25/22	0.00	0.00	0.00	0.00	0.00	73.90	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(96,116.19)	0.00	0.00	(96,116.19)
Cumulative Totals			1,139.34	0.00	24,215,611.11	0.00	0.00	24,260,983.43	0.00	0.00	24,260,983.43

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,069.44	0.00	0.00	147,808.03	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	6,201.15	0.00	0.00	0.00	0.00	103,831.98	0.00	0.00	0.00	0.00
5	0.00	0.00	6,458.33	0.00	0.00	32,194.33	0.00	0.00	0.00	0.00	0.00	(0.01)
5A	0.00	0.00	4,305.56	0.00	0.00	21,462.89	0.00	0.00	0.00	0.00	0.00	(0.01)
27	0.00	0.00	(2,134.10)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,338.65	0.00	0.00	19,521.05	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.81	0.00
Total	0.00	0.00	32,239.03	0.00	0.00	220,986.30	0.00	103,831.98	0.00	0.00	49.81	(0.02)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		357,107.10

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30